Discontinued Operations (Summary of Major Financial Information for Discontinued Operations) (Details) (USD $)	8 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 24,948,577
Accounts receivable, net of allowance	5,402,738
Prepaid expenses and other current assets	2,610,863
Total current assets	32,962,178
Non-current assets:
Property and equipment, net	943,258
Intangible assets	766,847
Goodwill	1,998,821
Other non-current assets	300,532
Total non-current assets	4,009,458
Current liabilities:
Accounts payable	4,337,542
Accrued expenses and other current liabilities	7,034,894
Total current liabilities	11,372,436
Non-current liabilities:
Non-current deferred tax liabilities	186,528
Other non-current liabilities	12,322
Total non-current liabilities	198,850
Non-controlling interests:	1,717,533
Total net revenues	14,844,408
Loss from operations	(3,460,316)
Income tax benefit (expense)	25,584
Net loss	(3,382,438)	0	0	(3,382,438)
Less: Net loss attributable to non-controlling interests	243,666	0	0	243,666
Net loss from discontinued operations, net of tax	(3,138,772)
Gain from disposal of Huayi Music, net of tax	4,486,786	0	0	4,486,786
Total net income from discontinued operations, net of tax	$ 1,348,014	$ 0	$ 0	$ 1,348,014